Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 240,801	$ 38,013	$ 348,834
Accounts receivable, net	10,672,737	11,433,504	13,455,551
Due from related party		716,721	1,155,429
Inventories	1,459,271	133,913	147,271
Prepayment	2,696,624	6,805,039	513,491
Other receivables, net	1,482,488	46,640	10,686,077
Total Current Assets	16,551,921	19,173,830	26,306,653
Long term investment	28,253	21,273
Property, plant and equipment, net	5,950,541	7,194,262	6,266,743
Right of use assets	1,245,690	1,284,319	1,413,598
Operating lease right of use asset, net	149,282	224,463
Intangible assets, net	9,930	12,831	16,198
Goodwill	654,076	695,175	709,705
Other assets and deposits	19,239	31,496	20,955
Deferred tax asset	235,035	262,798	454,848
Total Assets	24,843,967	28,900,447	35,188,700
Current Liabilities:
Current portion of long-term debt	1,044,318	1,174,756	4,571,452
Accounts payable and accrued payables	4,569,882	8,291,572	10,025,369
Advances from customers	283,415	501,720	297,003
Operating lease liabilities - current	51,709	67,484
Income tax payable	901,717	543,477	529,416
Other payables	2,387,793	3,029,672	5,584,607
Due to related party	687,019	161,429	153,370
Total Current Liabilities	9,925,853	13,770,110	21,161,217
Long-term loans	48,998	283,860	1,425,475
Operating lease liabilities - noncurrent	93,351	138,620
Deferred tax liabilities			605
Total Liabilities	10,068,202	14,192,590	22,587,297
Stockholders’ Equity:
Series A Preferred Stock	1,900	1,900	1,900
Common stock	3,850	3,850	3,850
Additional paid in capital	19,933,793	19,933,793	19,933,793
Accumulated deficit	(5,487,155)	(6,876,227)	(8,596,332)
Accumulated other comprehensive loss	180,345	1,500,727	1,128,351
Stockholders’ Equity (Deficit) - Muliang Viagoo Technology Inc. and Subsidiaries	14,632,733	14,564,043	12,471,562
Noncontrolling interest	143,032	143,814	129,841
Total Stockholders’ Equity (Deficit)	14,775,765	14,707,857	12,601,403
Total Liabilities and Stockholders’ Equity	$ 24,843,967	$ 28,900,447	$ 35,188,700